SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 24, 2016	Apr. 26, 2015	Apr. 27, 2014
Accounts Receivable Reserve
Changes in valuation and qualifying accounts
Balance at Beginning of Year	$ 1,595	$ 2,120	$ 2,086
Charged to Costs and Expenses		79	388
Deductions from Reserves	(206)	(604)	(354)
Balance at End of Year	1,389	1,595	2,120
Other Receivables Reserve
Changes in valuation and qualifying accounts
Balance at Beginning of Year	1,882	1,882	1,882
Deductions from Reserves	$ (1,882)
Balance at End of Year		$ 1,882	$ 1,882